Supplement to the John Hancock Sector Funds Prospectus
                  dated March 1, 2003 as revised July 15, 2004


For each of the funds referenced below, the "Portfolio Managers" section has been deleted and replaced with the following:

John Hancock Financial Industries Fund, page 7
----------------------------------------------

James K. Schmidt, CFA
  Managed fund since it began in 1996
Thomas M. Finucane
  Rejoined fund team in 2004
Lisa A. Welch
  Joined fund team in 1998


John Hancock Real Estate Fund, page 11
--------------------------------------

James K. Schmidt, CFA
  Managed fund since it began in 1998
Thomas M. Finucane
  Rejoined fund team in 2004
Lisa A. Welch
  Joined fund team in 1998


John Hancock Regional Bank Fund, page 13
----------------------------------------

James K. Schmidt, CFA
  Managed fund since it began in 1985
Thomas M. Finucane
  Rejoined fund team in 2004
Lisa A. Welch
  Joined fund team in 1998




On page 25, the following Management Biography has been added:

Thomas M. Finucane
Vice president
Rejoined John Hancock Advisers in 2004
Senior Vice President and Research Analyst,
State Street Research & Management (2002-2004)
Vice President, John Hancock Advisers, LLC (1990-2002)
Began business career in 1983


September 1, 2004